UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

September 30, 2018

AMP-QTLY-1118
1.807739.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.0%
DENSO Corp.	10,500	$554,387
Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. (a)	152,179	1,065,253
ZTO Express (Cayman), Inc. sponsored ADR	151,200	2,505,384
		3,570,637
Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants, Inc.	50,600	5,626,214
Dine Brands Global, Inc.	285,100	23,181,481
Hilton Grand Vacations, Inc. (a)	260,100	8,609,310
Jubilant Foodworks Ltd.	49,596	841,135
Six Flags Entertainment Corp.	87,100	6,081,322
Texas Roadhouse, Inc. Class A	87,100	6,035,159
The Restaurant Group PLC	57,000	221,396
U.S. Foods Holding Corp. (a)	209,000	6,441,380
Wyndham Hotels & Resorts, Inc.	218,878	12,163,050
		69,200,447
Household Durables - 1.2%
D.R. Horton, Inc.	60,600	2,556,108
iRobot Corp. (a)(b)	19,327	2,124,424
Lennar Corp.:
Class A	179,500	8,380,855
Class B	4,046	155,771
PulteGroup, Inc.	439,100	10,876,507
Toll Brothers, Inc.	269,000	8,885,070
		32,978,735
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	24,500	952,011
Polaris Industries, Inc.	206,208	20,816,698
		21,768,709
Media - 2.2%
China Literature Ltd. (a)(c)	118	742
Interpublic Group of Companies, Inc.	811,694	18,563,442
Lions Gate Entertainment Corp.:
Class A (b)	132,750	3,237,773
Class B	132,250	3,081,425
Naspers Ltd. Class N	20,900	4,510,158
News Corp. Class A	205,900	2,715,821
Omnicom Group, Inc.	56,000	3,809,120
The New York Times Co. Class A	908,310	21,027,377
		56,945,858
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	156,400	12,754,420
Specialty Retail - 0.6%
CarMax, Inc. (a)	678	50,626
Party City Holdco, Inc. (a)	500,100	6,776,355
Williams-Sonoma, Inc. (b)	140,500	9,233,660
		16,060,641
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	113,175	13,420,292
G-III Apparel Group Ltd. (a)	257,986	12,432,345
Michael Kors Holdings Ltd. (a)	174,500	11,963,720
Page Industries Ltd.	6,052	2,744,733
PVH Corp.	141,300	20,403,720
		60,964,810

TOTAL CONSUMER DISCRETIONARY		274,798,644

CONSUMER STAPLES - 3.5%
Beverages - 0.1%
C&C Group PLC	850,001	3,266,618
Food & Staples Retailing - 0.1%
Conviviality PLC (d)	513,882	7
Sprouts Farmers Market LLC (a)	133,554	3,660,715
		3,660,722
Food Products - 2.8%
Campbell Soup Co. (b)	42,400	1,553,112
ConAgra Foods, Inc.	305,700	10,384,629
Ezaki Glico Co. Ltd.	176,800	8,682,838
Hostess Brands, Inc. Class A (a)	294,787	3,263,292
Ingredion, Inc.	12,749	1,338,135
Nomad Foods Ltd. (a)	1,181,000	23,927,060
Post Holdings, Inc. (a)	79,100	7,754,964
The J.M. Smucker Co.	8,200	841,402
TreeHouse Foods, Inc. (a)	342,600	16,393,410
		74,138,842
Household Products - 0.5%
Essity AB Class B	250,900	6,306,801
Spectrum Brands Holdings, Inc.	75,399	5,633,813
		11,940,614

TOTAL CONSUMER STAPLES		93,006,796

ENERGY - 9.1%
Energy Equipment & Services - 3.3%
Baker Hughes, a GE Co. Class A	132,500	4,482,475
Dril-Quip, Inc. (a)	101,000	5,277,250
Ensco PLC Class A	2,079,100	17,547,604
Forum Energy Technologies, Inc. (a)	181,600	1,879,560
Frank's International NV	447,000	3,879,960
Halliburton Co.	341,900	13,857,207
Matrix Service Co. (a)	13,300	327,845
Nabors Industries Ltd.	1,356,972	8,358,948
National Oilwell Varco, Inc.	127,700	5,501,316
Noble Corp. (a)	243,700	1,713,211
Oceaneering International, Inc.	157,100	4,335,960
Precision Drilling Corp. (a)	3,438,300	11,872,270
Superior Energy Services, Inc. (a)	754,700	7,350,778
Transocean Ltd. (United States) (a)	161,500	2,252,925
		88,637,309
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	362,100	24,409,161
Andeavor	28,806	4,421,721
Apache Corp.	160,268	7,639,976
Berry Petroleum Corp.	277,633	4,891,893
Cabot Oil & Gas Corp.	74,100	1,668,732
Cheniere Energy, Inc. (a)	264,600	18,387,054
Cimarex Energy Co.	90,547	8,415,438
Continental Resources, Inc. (a)	53,200	3,632,496
Delek U.S. Holdings, Inc.	80,100	3,398,643
Extraction Oil & Gas, Inc. (a)	131,699	1,486,882
Newfield Exploration Co. (a)	243,400	7,017,222
Noble Energy, Inc.	458,210	14,291,570
Oasis Petroleum, Inc. (a)	799,700	11,339,746
PDC Energy, Inc. (a)	45,200	2,212,992
Phillips 66 Co.	12,600	1,420,272
Southwestern Energy Co. (a)	1,462,100	7,471,331
Suncor Energy, Inc.	295,200	11,422,673
Teekay LNG Partners LP	69,428	1,159,448
Whiting Petroleum Corp. (a)	80,900	4,290,936
World Fuel Services Corp.	495,900	13,726,512
		152,704,698

TOTAL ENERGY		241,342,007

FINANCIALS - 17.6%
Banks - 9.0%
Banco Comercial Portugues SA (Reg.) (a)	27,822,300	8,237,286
Bank of the Ozarks, Inc.	228,700	8,681,452
BankUnited, Inc.	151,735	5,371,419
Boston Private Financial Holdings, Inc.	471,967	6,442,350
CaixaBank SA	493,200	2,243,035
CIT Group, Inc.	319,900	16,510,039
Comerica, Inc.	73,040	6,588,208
Commerce Bancshares, Inc.	144,992	9,572,372
CVB Financial Corp.	310,800	6,937,056
East West Bancorp, Inc.	30,200	1,823,174
First Citizen Bancshares, Inc.	22,700	10,266,756
First Commonwealth Financial Corp.	305,100	4,924,314
First Horizon National Corp.	543,900	9,387,714
First Republic Bank	102,500	9,840,000
FNB Corp., Pennsylvania	62,200	791,184
Great Western Bancorp, Inc.	58,400	2,463,896
Hanmi Financial Corp.	162,011	4,034,074
Heartland Financial U.S.A., Inc.	34,900	2,025,945
Huntington Bancshares, Inc.	1,511,457	22,550,938
Investors Bancorp, Inc.	344,000	4,220,880
KeyCorp	598,000	11,894,220
Lakeland Financial Corp.	48,829	2,269,572
M&T Bank Corp.	91,800	15,104,772
Old National Bancorp, Indiana	45,500	878,150
Prosperity Bancshares, Inc.	32,500	2,253,875
Regions Financial Corp.	472,900	8,677,715
Signature Bank	86,900	9,979,596
Societe Generale Series A	17,400	747,163
SunTrust Banks, Inc.	188,915	12,617,633
TCF Financial Corp.	477,153	11,361,013
UMB Financial Corp.	118,000	8,366,200
Union Bankshares Corp.	147,747	5,692,692
Univest Corp. of Pennsylvania	18,400	486,680
Valley National Bancorp	293,000	3,296,250
Wintrust Financial Corp.	22,000	1,868,680
		238,406,303
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	27,700	3,787,144
Ameriprise Financial, Inc.	91,087	13,449,906
Cboe Global Markets, Inc.	33,000	3,166,680
CRISIL Ltd.	23,326	564,942
E*TRADE Financial Corp. (a)	291,700	15,282,163
Invesco Ltd.	54,300	1,242,384
Legg Mason, Inc.	89,100	2,782,593
Moody's Corp.	43,900	7,340,080
OM Asset Management Ltd.	23,401	290,172
Raymond James Financial, Inc.	90,924	8,369,554
S&P Global, Inc.	127,271	24,867,481
Stifel Financial Corp.	126,600	6,489,516
		87,632,615
Consumer Finance - 1.2%
Capital One Financial Corp.	161,100	15,293,223
Discover Financial Services	49,800	3,807,210
OneMain Holdings, Inc. (a)	50,700	1,704,027
Synchrony Financial	403,700	12,546,996
		33,351,456
Insurance - 3.5%
AFLAC, Inc.	466,500	21,958,155
Alleghany Corp.	6,000	3,915,180
Bajaj Finserv Ltd.	16,688	1,382,312
Chubb Ltd.	45,893	6,133,141
Direct Line Insurance Group PLC	370,774	1,565,301
Hiscox Ltd.	481,569	10,325,287
Hyundai Fire & Marine Insurance Co. Ltd.	90,602	3,425,090
Primerica, Inc.	109,719	13,226,625
Principal Financial Group, Inc.	287,200	16,827,048
Reinsurance Group of America, Inc.	96,791	13,992,107
		92,750,246
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	328,229	14,524,133
Housing Development Finance Corp. Ltd.	78,326	1,895,228
		16,419,361

TOTAL FINANCIALS		468,559,981

HEALTH CARE - 14.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	179,300	24,924,493
AMAG Pharmaceuticals, Inc. (a)	326,500	6,530,000
Amgen, Inc.	81,900	16,977,051
ImmunoGen, Inc. (a)	271,800	2,573,946
Myriad Genetics, Inc. (a)	8,600	395,600
Regeneron Pharmaceuticals, Inc. (a)	35,700	14,424,228
REGENXBIO, Inc. (a)	41,100	3,103,050
Sarepta Therapeutics, Inc. (a)	49,500	7,994,745
		76,923,113
Health Care Equipment & Supplies - 5.8%
Becton, Dickinson & Co.	15,100	3,941,100
Boston Scientific Corp. (a)	715,510	27,547,135
ConvaTec Group PLC (c)	1,431,462	4,336,044
ConvaTec Group PLC ADR	235,300	2,927,132
Dentsply Sirona, Inc.	256,000	9,661,440
Hill-Rom Holdings, Inc.	69,900	6,598,560
Hologic, Inc. (a)	248,100	10,167,138
Medtronic PLC	196,300	19,310,031
ResMed, Inc.	49,627	5,723,978
St.Shine Optical Co. Ltd.	161,000	3,545,255
Steris PLC	265,900	30,418,960
The Cooper Companies, Inc.	32,039	8,879,609
Zimmer Biomet Holdings, Inc.	161,000	21,166,670
		154,223,052
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	26,255	1,417,770
Centene Corp. (a)	500	72,390
Cigna Corp.	47,100	9,808,575
HCA Holdings, Inc.	86,055	11,971,972
Henry Schein, Inc. (a)	84,400	7,176,532
Ryman Healthcare Group Ltd.	272,308	2,526,991
Spire Healthcare Group PLC (c)	921,429	1,711,412
UnitedHealth Group, Inc.	7,509	1,997,694
Universal Health Services, Inc. Class B	105,500	13,487,120
		50,170,456
Health Care Technology - 0.1%
Inovalon Holdings, Inc. Class A (a)(b)	305,600	3,071,280
Life Sciences Tools & Services - 1.0%
Bruker Corp.	130,700	4,371,915
Charles River Laboratories International, Inc. (a)	400	53,816
Thermo Fisher Scientific, Inc.	86,430	21,095,834
		25,521,565
Pharmaceuticals - 2.4%
Allergan PLC	30,100	5,733,448
Amneal Pharmaceuticals, Inc. (a)	219,346	4,867,288
Catalent, Inc. (a)	141,000	6,422,550
Jazz Pharmaceuticals PLC (a)	112,866	18,976,161
Melinta Therapeutics, Inc. (a)	170,100	671,895
Nektar Therapeutics (a)	47,000	2,865,120
Perrigo Co. PLC	184,900	13,090,920
Shionogi & Co. Ltd.	10,200	666,474
Teva Pharmaceutical Industries Ltd. sponsored ADR	473,382	10,196,648
Theravance Biopharma, Inc. (a)	3,783	123,591
		63,614,095

TOTAL HEALTH CARE		373,523,561

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	39,100	2,675,613
Bombardier, Inc. Class B (sub. vtg.) (a)	1,443,300	5,140,077
Harris Corp.	30,400	5,143,984
Hexcel Corp.	24,300	1,629,315
Leonardo SpA	572,169	6,895,609
MTU Aero Engines Holdings AG	1,700	383,112
		21,867,710
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	48,100	4,709,952
FedEx Corp.	42,046	10,124,256
XPO Logistics, Inc. (a)	88,988	10,159,760
		24,993,968
Airlines - 0.9%
Allegiant Travel Co.	52,500	6,657,000
Copa Holdings SA Class A	21,500	1,716,560
Spirit Airlines, Inc. (a)	315,645	14,825,846
		23,199,406
Building Products - 0.8%
Johnson Controls International PLC	549,371	19,227,985
Lennox International, Inc.	3,889	849,358
		20,077,343
Commercial Services & Supplies - 0.7%
HNI Corp.	12,700	561,848
KAR Auction Services, Inc.	58,492	3,491,387
Knoll, Inc.	412,963	9,683,982
Stericycle, Inc. (a)	86,000	5,046,480
		18,783,697
Construction & Engineering - 1.5%
EMCOR Group, Inc.	6,321	474,770
Fluor Corp.	247,300	14,368,130
Jacobs Engineering Group, Inc.	312,886	23,935,779
KBR, Inc.	11,400	240,882
		39,019,561
Electrical Equipment - 1.6%
Acuity Brands, Inc.	12,900	2,027,880
AMETEK, Inc.	55,700	4,406,984
Hubbell, Inc. Class B	85,100	11,366,807
Melrose Industries PLC	277,013	721,756
Regal Beloit Corp.	304,902	25,139,170
		43,662,597
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	15,000	1,827,000
ITT, Inc.	277,059	16,972,634
Smiths Group PLC	474,700	9,253,017
		28,052,651
Machinery - 2.5%
Allison Transmission Holdings, Inc.	81,500	4,238,815
Cummins, Inc.	3,057	446,536
Flowserve Corp.	214,100	11,709,129
IDEX Corp.	3,754	565,578
Ingersoll-Rand PLC	142,172	14,544,196
KION Group AG	44,100	2,710,650
Proto Labs, Inc. (a)	2,686	434,461
Rexnord Corp. (a)	652,295	20,090,686
Wabtec Corp.	112,340	11,782,219
		66,522,270
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	12,400	1,474,856
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	112,800	6,488,256
Air Lease Corp. Class A	6	275
HD Supply Holdings, Inc. (a)	282,500	12,088,175
Univar, Inc. (a)	481,900	14,775,054
WESCO International, Inc. (a)	30,200	1,855,790
		35,207,550

TOTAL INDUSTRIALS		322,861,609

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.6%
CommScope Holding Co., Inc. (a)	448,191	13,786,355
F5 Networks, Inc. (a)	137,955	27,510,986
		41,297,341
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	600	56,412
Avnet, Inc.	277,437	12,420,854
CDW Corp.	205,951	18,313,163
Jabil, Inc.	169,091	4,578,984
Keysight Technologies, Inc. (a)	8,447	559,867
Samsung SDI Co. Ltd.	21,395	4,983,966
TE Connectivity Ltd.	113,030	9,938,728
Trimble, Inc. (a)	79,900	3,472,454
		54,324,428
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	402,037	29,409,007
Alphabet, Inc. Class C (a)	15,873	18,943,949
Carbonite, Inc. (a)	146,100	5,208,465
LogMeIn, Inc.	75,100	6,691,410
		60,252,831
IT Services - 8.8%
Cognizant Technology Solutions Corp. Class A	131,450	10,141,368
Conduent, Inc. (a)	1,222,263	27,525,363
EPAM Systems, Inc. (a)	82,500	11,360,250
Euronet Worldwide, Inc. (a)	272,491	27,309,048
ExlService Holdings, Inc. (a)	173,900	11,512,180
Fidelity National Information Services, Inc.	83,843	9,144,756
FleetCor Technologies, Inc. (a)	135,364	30,841,334
Genpact Ltd.	759,643	23,252,672
Global Payments, Inc.	85,842	10,936,271
Indra Sistemas SA (a)	245,300	2,815,303
Leidos Holdings, Inc.	22,600	1,563,016
PayPal Holdings, Inc. (a)	63,700	5,595,408
Sabre Corp.	84,000	2,190,720
Total System Services, Inc.	353,247	34,879,609
Visa, Inc. Class A	89,200	13,388,028
Worldpay, Inc. (a)	106,600	10,795,382
		233,250,708
Semiconductors & Semiconductor Equipment - 1.8%
NVIDIA Corp.	60,643	17,041,896
Qualcomm, Inc.	232,700	16,761,381
Semtech Corp. (a)	271,519	15,096,456
		48,899,733
Software - 4.4%
Activision Blizzard, Inc.	390,240	32,464,066
CDK Global, Inc.	327,200	20,469,632
Electronic Arts, Inc. (a)	290,610	35,015,597
Fair Isaac Corp. (a)	59,200	13,530,160
Intuit, Inc.	48,906	11,121,224
Take-Two Interactive Software, Inc. (a)	32,318	4,459,561
		117,060,240

TOTAL INFORMATION TECHNOLOGY		555,085,281

MATERIALS - 7.9%
Chemicals - 5.9%
Ashland Global Holdings, Inc.	77,757	6,520,702
Cabot Corp.	122,200	7,664,384
Celanese Corp. Class A	94,500	10,773,000
CF Industries Holdings, Inc.	245,710	13,376,452
H.B. Fuller Co.	88,178	4,556,157
Innospec, Inc.	33,637	2,581,640
LG Chemical Ltd.	29,974	9,872,663
LyondellBasell Industries NV Class A	215,700	22,111,407
Orion Engineered Carbons SA	198,900	6,384,690
Platform Specialty Products Corp. (a)	1,148,600	14,323,042
PPG Industries, Inc.	37,700	4,114,201
The Chemours Co. LLC	532,200	20,989,968
The Mosaic Co.	819,700	26,623,856
W.R. Grace & Co.	31,500	2,250,990
Westlake Chemical Corp.	45,900	3,814,749
		155,957,901
Construction Materials - 0.1%
nVent Electric PLC	30,100	817,516
Taiheiyo Cement Corp.	68,000	2,133,603
		2,951,119
Containers & Packaging - 1.5%
Aptargroup, Inc.	51,500	5,548,610
Avery Dennison Corp.	4,340	470,239
Ball Corp.	50,800	2,234,692
Crown Holdings, Inc. (a)	298,400	14,323,200
Packaging Corp. of America	125,950	13,815,456
WestRock Co.	45,142	2,412,388
		38,804,585
Metals & Mining - 0.4%
B2Gold Corp. (a)	2,127,500	4,842,527
Continental Gold, Inc. (a)	77,500	157,802
First Quantum Minerals Ltd.	241,900	2,754,886
Guyana Goldfields, Inc. (a)	391,800	864,499
New Gold, Inc. (a)	223,100	176,179
Randgold Resources Ltd. sponsored ADR	27,046	1,908,095
Tahoe Resources, Inc. (a)	339,900	939,452
Torex Gold Resources, Inc. (a)	58,300	495,143
		12,138,583

TOTAL MATERIALS		209,852,188

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Extra Space Storage, Inc.	44,200	3,829,488
Hibernia (REIT) PLC	3,787,098	6,243,754
JBG SMITH Properties	91,900	3,384,677
Outfront Media, Inc.	99,900	1,993,005
Safestore Holdings PLC	1,008,724	6,849,956
Store Capital Corp.	314,592	8,742,512
Urban Edge Properties	8,900	196,512
VEREIT, Inc.	256,000	1,858,560
		33,098,464
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	126,291	5,569,433
Hysan Development Co. Ltd.	255,000	1,288,298
Olav Thon Eiendomsselskap A/S	130,900	2,402,883
Sino Land Ltd.	1,127,022	1,932,034
Tai Cheung Holdings Ltd.	492,000	502,788
Wing Tai Holdings Ltd.	1,340,000	1,911,415
		13,606,851

TOTAL REAL ESTATE		46,705,315

UTILITIES - 2.2%
Electric Utilities - 0.9%
Exelon Corp.	106,900	4,667,254
Vistra Energy Corp. (a)	712,834	17,735,310
		22,402,564
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	662,000	2,693,377
ENN Energy Holdings Ltd.	74,800	649,741
		3,343,118
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	2,285,800	32,001,200

TOTAL UTILITIES		57,746,882

TOTAL COMMON STOCKS
(Cost $2,005,830,563)		2,643,482,264

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%
(Cost $212,332)	10,470	275,885

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.11% (e)	11,814,799	11,817,162
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)	11,711,896	11,713,067
TOTAL MONEY MARKET FUNDS
(Cost $23,530,151)		23,530,229
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,029,573,046)		2,667,288,378
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(12,489,859)
NET ASSETS - 100%		$2,654,798,519

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,048,198 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$144,501
Fidelity Securities Lending Cash Central Fund	90,723
Total	$235,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$274,798,644	$274,798,644	$--	$--
Consumer Staples	93,006,796	93,006,789	--	7
Energy	241,342,007	241,342,007	--	--
Financials	468,835,866	465,845,668	2,990,198	--
Health Care	373,523,561	373,523,561	--	--
Industrials	322,861,609	322,861,609	--	--
Information Technology	555,085,281	555,085,281	--	--
Materials	209,852,188	209,852,188	--	--
Real Estate	46,705,315	46,705,315	--	--
Utilities	57,746,882	57,746,882	--	--
Money Market Funds	23,530,229	23,530,229	--	--
Total Investments in Securities:	$2,667,288,378	$2,664,298,173	$2,990,198	$7

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018